INVESTMENTS - Carrying amount and fair value of marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Fair value at the beginning of the year	$ 23,127	$ 73,089	$ 148,580
Purchase of securities			30,665
Disposal of securities		(30,683)	(89,331)
Change in fair value of securities	828	(19,142)	(18,636)
Foreign currency translation adjustments	162	(137)	1,811
Fair value at the end of the year	$ 24,117	$ 23,127	$ 73,089